SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SHARE-BASED PAYMENTS

25.	SHARE-BASED PAYMENTS

Currently, the Company has two plans for share-based payment programs: (i) the Stock Option Plan, approved at the Extraordinary General Meeting of July 30, 2013 (the “Stock Option Plan”); and (ii) the Share-based Plan approved at the Extraordinary General Meeting of April 29, 2016, as amended at the Extraordinary General Meeting of April 24, 2020 (“Share-Based Plan”). Each plan may periodically issue different stock options, restricted stock units (RSUs) and performance stock units (PSUs) programs. These programs allow the Group employees and senior Management members nominated by the Board of Directors and People Committee to acquire, through the exercise of stock options, or receive shares in the Company.

25.1 Share-Based Plan

Under this plan, certain employees and members of the Management are eligible to receive shares in the Company, including in the form of ADRs. The types of shares which are subject to the Share-Based Plan are RSUs and PSUs.

RSUs and PSUs are granted to recipients free of charge, and the vesting period may vary between three to five years from the grant date, depending on the share-based payment program. RSUs and PSUs may grant participant the right to receive additional shares under the same conditions, such as compensation dividends and interest on capital declared and paid by the Company during the vesting period. The right to receive restricted, performance and additional shares can be fully or partially lost in certain circumstances, including in cases of dismissal or resignation during the vesting period.

25.1.1 Other disclosures related to the Share-Based Plan

During the period, the Company granted 25,603 thousand restricted and performance shares under the Share-Based Plan (33,686 thousand at December 31, 2023 and 49,328 thousand in 2022), representing a fair value of approximately R$327.5 at December 31, 2024 (R$463.5 at December 31, 2023 and R$766.6 in 2022).

The total number of shares purchased by or granted to employees (as the case may be) under the Share-Based Plan, and which will be delivered in the future based on the fulfilment of certain conditions, is set out below:

Restricted and performance stock units

Thousand restricted shares	2024	2023	2022

Restricted and performance stocks outstanding at January 1	118,996	108,854	62,545
New restricted and performance shares during the period	25,603	33,686	49,328
Restricted and performance shares vested during the period	(20,256)	(18,309)	(12)
Restricted and performance shares forfeited during the period	(4,862)	(5,235)	(3,007)
Restricted and performance stocks outstanding at the end of the year	119,481	118,996	108,854

25.2 Option Plan

Since 2020, the Company no longer grants its employees and senior executives stock options recognized in accordance with IFRS 2 - Share-Based Payment. However, there are stock options granted during previous periods that are already exercisable but not yet expired, which remain valid within the scope of the programs issued under the Option Plan and are subject to the accounting treatment mentioned above. For the Options Plan, the vesting period and the exercise period are both generally five years.

In addition, some employees of the Company and its subsidiaries, who receive their variable compensation in cash, have the option, depending on their position, to choose to allocate some or all of this cash amount to the acquisition of shares issued by Ambev. These shares are called "voluntary shares" and are granted under the Stock Option Plan. In general, voluntary shares are entitled to dividends from the grant date, and are subject to a vesting period of three to five years (look-up). These shares are granted at their market price less a discount of up to 20%. The discount is delivered in the form of discounted shares. Executives who invest in voluntary shares also receive one and a half times the number of corresponding shares for each voluntary share acquired, up to a limited total percentage of each executive's variable remuneration. These matching shares are also delivered in the form of restricted shares [matching shares].

As the voluntary shares are granted under the Stock Option Plan and are part of the variable compensation earned by eligible executives, they are recognized as an expense in the income statement against liabilities. The restricted shares mentioned above (discounted shares and matching shares) are granted under the Option Plan, in accordance with the conditions set out in Item 25.1 above, and are recognized in accordance with the accounting treatment set out in this note, according to IFRS 2 - Share-Based Payment.

25.2.1 Other disclosures under the Stock Options Plan

Stock options have not been neither granted nor exercised during the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The total number of outstanding stock options is as follows:

Thousand options	2024	2023	2022

Options outstanding at January 1	87,961	99,717	113,760
Options forfeited during the period	(15,495)	(11,756)	(14,043)
Options outstanding at the end of the year	72,466	87,961	99,717

In December 31, 2024 the exercise prices of the outstanding options range from R$16.34 (R$15.95 at December 31, 2023 and R$15.95 for the year 2022) to R$22.40 (R$32.81 at December 31, 2023 and R$39.04 for the year 2022), and the remaining exercise period for these options is approximately 59 months. Of the 72,466 thousand outstanding options (87,961 thousand at December 31, 2023 and 99,717 thousand for the year 2022), 72,465 thousand options were vested in December 31, 2024 (68,635 thousand in December 31, 2023 and 63,850 thousand for the year 2022).

The weighted average exercise price of the options is as follows:

In R$ per share	2024	2023	2022

Options outstanding on January 1	18.86	19.39	19.92
Options forfeited during the period	22.30	22.68	22.60
Options outstanding at the end of the period	18.26	18.86	19.39
Options exercisable at the end of the period	18.26	19.08	20.12

During 2024, the Company did not grant new deferred shares (at December 31, 2023, 47 thousand deferred shares had been granted, valued based on the Company’s stock price on the trading day immediately prior to the grant date, representing a fair value of approximately R$0.6, while at December 31, 2022, 44 thousand deferred shares had been granted, which are valued based on the share market price prior to the grant, reflecting a fair value of R$0.6). These deferred shares are subject to a transfer restriction of between three and five years from the grant date. The total number of shares which will be delivered in the future based on the fulfilment of certain conditions is as set out below:

Thousand deferred shares	2024	2023	2022

Deferred shares outstanding at January 1	936	889	1,168
New deferred stocks during the period	-	47	44
Deferred stocks vested during the period	-	-	(214)
Deferred stocks forfeited during the period	-	-	(109)
Deferred stocks outstanding at the end of the year	936	936	889

The Company carries out periodic share buybacks where necessary to meet the need for shares to be delivered under the above Plans.

25.3 Expenses related to share-based payments

The share-based payments transactions described above generated an expense of R$393.8 at December 31, 2024 (R$333.4 and R$311.6 at December 31, 2023 and 2022, respectively), which was recorded under administrative expenses.

Accounting policies

Under the Share-Based Plan, the reference price per restricted share is defined on the grant date based on the share price of the B3 trading session immediately prior to the granting of the shares, except for performance shares, for which the fair value is defined at the grant date based on the “Monte Carlo” pricing method. After defining the reference price, based on the number of shares granted, the calculated amount is recorded as an expense against equity. The shares are transferred to attendees according to the terms and periods of the respective programs.

For all stock option programs, the fair value of the shares is estimated as at the option grant date, using the “Hull Binomial” pricing model, adjusted to reflect the requirement under IFRS 2 - Share-based Payment that assumptions regarding forfeiture before the end of the vesting period cannot impact the fair value of the option. The fair value of the share options is estimated at the grant date, using an option pricing model. Based on the expected number of options that will be exercised, the fair value of the options granted is recognized as an expense over the vesting period with a corresponding credit to equity. When the options are exercised, the equity is increased by the amount of the proceeds received.

Additionally, on some occasions, employees and executives of AB InBev may be transferred to the Company. In these cases, the 'compensation costs' related to options to acquire shares and restricted shares of AB InBev are recognized in the income statement, with a corresponding entry in equity, proportionally to the length of the transfer period. At the time of delivery of the equity instruments, the relevant amount is reimbursed to AB InBev.

Conversely, when employees and executives who hold options to acquire shares and restricted shares of the Company are expatriated to AB InBev, the compensation costs are recognized by AB InBev proportionally to the period of expatriation, and the Company is reimbursed at the time of delivery of its equity instruments to the employees and executives of AB InBev.

All of the Company's share-based payment plans are settled in shares.